Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 HKD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit amount (in Dollars)			$ 500,000
Fixed deposit amount	$ 886	$ 915,421
Interest earned on restricted cash	$ 4,330	39,841
Salvage value percentage	0.00%		0.00%
Right of use assets	$ 255,389	84,139
Lease liabilities	$ 273,814	$ 82,682
Borrowing rate	5.625%	5.00%
Percentage of voting interest	10.00%
Allowance for doubtful accounts for accounts receivable	$ 14,237	$ 25,676		$ 19,015
Grants received	1,509	2,819		$ 38,359
Impairment of long-lived assets
Potentially dilutive securities | shares
Discount rate	5.625%	5.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed deposits percentage	2.90%		2.90%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed deposits percentage	4.46%		4.46%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing rate	5.625%	5.00%